Fair Value Measurements - Summary of Fair Value Measurements for Items (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
U.S. government and government agencies	$ 167,325	$ 53,963
Total assets at fair value	167,325	53,963	$ 56,428
Derivative liabilities		44,810
Warrants payable		97,782
Total liabilities at fair value		142,592	156,233
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
U.S. government and government agencies	0	0
Total assets at fair value	0	0	0
Derivative liabilities		0
Warrants payable		0
Total liabilities at fair value		0	0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
U.S. government and government agencies	167,325	53,963
Total assets at fair value	167,325	53,963	56,428
Derivative liabilities		0
Warrants payable		0
Total liabilities at fair value		0	0
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
U.S. government and government agencies	0	0
Total assets at fair value	$ 0	0	0
Derivative liabilities		44,810
Warrants payable		97,782
Total liabilities at fair value		$ 142,592	$ 156,233